Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-1 - USD ($)				3 Months Ended		12 Months Ended
	Nov. 18, 2022	Nov. 10, 2022	Feb. 17, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 15, 2023	Oct. 03, 2023	Sep. 29, 2023	Apr. 30, 2022	Apr. 19, 2022	Feb. 23, 2022
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-1 [Line Items]
Common stock, shares authorized				250,000,000		250,000,000	250,000,000
Number of shares of common stock issued				22,845,100		22,841,975	15,724,957
Liquidation preference (in Dollars per share)													$ 0.00001
Par value (in Dollars per share)				$ 0.00001		$ 0.00001	$ 0.00001
Preferred investment options outstanding				0	0
Notes payable due (in Dollars)									$ 3,000,000
Preferred stock designated				5,709,935		5,709,935		2,696,729
Common stock issued (in Dollars)			$ 2,222,222
Stock options vested				269,672,900		100					1,180,812		5,626,365
Shares remaining repurchased (in Dollars)				$ 4,500,000
Repurchased share					32,638
Price per share (in Dollars per share)					$ 1.03
Aggregate amount (in Dollars)					$ 33,500
Preferred investment option price per share (in Dollars per share)						$ 0.5254	$ 1.52					$ 6.775
Percentage of issued of common stock						20.00%
Percentage of outstanding of common stock						20.00%
Percentage of cumulative dividends							8.00%
Netting proceeds (in Dollars)							$ 50,000,000
Original issue price							300.00%
Cumulative dividends (in Dollars)													$ 1,586,162
Dividends per share (in Dollars per share)													$ 1.38
Series Seed Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-1 [Line Items]
Preferred stock, shares				1,150,000		1,150,000
Series A Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-1 [Line Items]
Preferred stock, shares				10,000		10,000
Preferred stock, share issued									3,000
Liquidation per shares (in Dollars per share)						$ 1,000
Shares of common stock rate						19.99%
Series B Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-1 [Line Items]
Preferred stock, shares				2,700,000		2,700,000
Preferred stock designated								2,700,000
Series A Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-1 [Line Items]
Liquidation preference (in Dollars per share)				$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares				10,000		10,000	0
Preferred investment options outstanding				3,000		3,000	0
Preferred stock, share issued				3,000		3,000	0
Common Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-1 [Line Items]
Number of shares of common stock issued				10,000,000			10,000,000
Common stock issued (in Dollars)				$ 22,845,100		$ 22,841,975	$ 15,724,957
Common stock outstanding				22,327,701		22,324,576	15,265,228
Common Stock [Member] | Series B Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-1 [Line Items]
Preferred stock designated						269,672,900
Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-1 [Line Items]
Liquidation preference (in Dollars per share)				$ 0.00001		$ 0.00001
Preferred stock, shares													1,150,000
Preferred Stock [Member] | Series Seed Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-1 [Line Items]
Preferred stock, shares				1,150,000		1,150,000
Preferred Stock [Member] | Series A Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-1 [Line Items]
Preferred stock, shares										10,000
Preferred stock, share issued									3,000
Series A Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-1 [Line Items]
Common stock issued (in Dollars)				$ 3,000
Treasury Stocks [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-1 [Line Items]
Shares remaining repurchased (in Dollars)		$ 5,000,000
Price per share (in Dollars per share)	$ 2	$ 1				$ 1.02	$ 1.23
IPO [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-1 [Line Items]
Preferred investment options outstanding							1,146,138
IPO [Member] | Series Seed Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-1 [Line Items]
Preferred stock, share issued							1,146,138